SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Line Items]
Short-term deposits average rate (as a percent)	0.35%	2.16%
Restricted cash, current	$ 1,222	$ 1,216
Severance expenses	1,754	1,270	$ 1,230
Total employer 401(k) contributions	$ 624	$ 691	$ 751
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	3,178,024	4,087,559	4,725,618
Total expenses for doubtful debts	$ 323	$ 78	$ 180
Notional value of derivative instruments	0	3,918
Property and equipment, net	6,770	10,918
Deferred revenues	4,188
Aggregate amount of Remaining performance obligations	5,711
Accounts receivable, allowance for doubtful accounts	694	417
Capitalized software [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, net	$ 1,392	$ 4,448